Reinsurance	12 Months Ended
Dec. 31, 2016
Reinsurance

Years ended	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
December 31, 2016:
Life insurance in force	$33,748,978	23,377,514	23,086	10,394,550	0.2%

Premiums and policy fees:
Life	$207,771	59,071	746	149,446	0.5%
Annuities	1,111,894	(4,514)	(425)	1,115,983	—
Accident and health	184,915	78,426	35,361	141,850	24.9

Total premiums and policy fees	$1,504,580	132,983	35,682	1,407,279	2.5%

December 31, 2015:
Life insurance in force	$30,774,840	21,809,292	60,469	9,026,017	0.7%

Premiums and policy fees:
Life	$219,959	45,746	683	174,896	0.4%
Annuities	1,130,514	(1,447)	(442)	1,131,519	—
Accident and health	188,885	80,987	35,278	143,176	24.6

Total premiums and policy fees	$1,539,358	125,286	35,519	1,449,591	2.5%

December 31, 2014:
Life insurance in force	$28,518,136	19,851,269	67,484	8,734,351	0.8%

Premiums and policy fees:
Life	$162,098	41,659	779	121,218	0.6%
Annuities	1,145,637	(1,445)	(153)	1,146,929	—
Accident and health	189,981	80,007	29,976	139,950	21.4

Total premiums and policy fees	$1,497,716	120,221	30,602	1,408,097	2.2%

The Life and Annuities categories above are prescribed splits based on product and will differ from the results of the Life and Individual Annuity segments.

See accompanying report of independent registered public accounting firm.